Income and expenses - Financial income (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial income [line items]
Foreign currency exchange gains	€ 955	€ 3,047	€ 2,830
Amortization discount interest free loans	0	0	6
Other finance income	422	580	374
Total	€ 1,377	€ 3,627	€ 3,210	[1]

[1]	* The year 2017 has been restated to reflect certain reclassification adjustments and the final accounting of the ACTech business combination.